Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2023
Basis of preparation
Accounting convention

Accounting convention

The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value and for the application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ for the Group’s entities reporting in Turkish lira (see below).

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 ‘Related undertakings’ to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 ‘Investments in associates and joint arrangements’ to the consolidated financial statements).

Basis of preparation changes adopted on 1 April 2022 - Hyperinflation

As anticipated in the Annual Report for the year ended 31 March 2022, Turkey met the requirements to be designated as a hyperinflationary economy under IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ in the quarter ended 30 June 2022. In addition, Ethiopia where the Group’s associate, Safaricom, has operations has also become a hyperinflationary economy in the year. The Group has therefore applied hyperinflationary accounting, as specified in IAS 29, at its Turkish operations whose functional currency is the Turkish lira and to Safaricom’s operations in Ethiopia where the Ethiopian birr is the functional currency for the reporting period commencing 1 April 2022. This resulted in an opening balance adjustment of €565 million to consolidated equity.

In accordance with IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’, comparative amounts have not been restated.

Turkish lira and Ethiopian birr results and non-monetary asset and liability balances for the current financial year ended 31 March 2023 have been revalued to their present value equivalent local currency amount as at 31 March 2023, based on an inflation index, before translation to euros at the reporting date exchange rate of €1: 20.85 TRL and €1:58.59 ETB, respectively.

For the Group’s operations in Turkey:

–	The gain or loss on net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within Other income.
–	The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the consolidated statement of cash flows.
–	The Group has presented the IAS 29 opening balance adjustment to net assets within currency reserves in equity. Subsequent IAS 29 equity restatement effects and the impact of currency movements are presented within other comprehensive income because such amounts are judged to meet the definition of ‘exchange differences’.

For Safaricom’s operations in Ethiopia, the impacts of IAS 29 accounting are reflected as an increase to Investments in associates and joint ventures and an increase to Equity.

The inflation index in Turkey selected to reflect the change in purchasing power was the consumer price index (CPI) issued by the Turkish Statistical Institute which has risen by 50.5% during the current financial year ended 31 March 2023.The inflation index selected in Ethiopia is the CPI issued by the Ethiopian Statistics Service which rose 31.3% in the year ended 31 March 2023.

1. Basis of preparation (continued)

The main impacts of the aforementioned adjustments on the consolidated financial statements are shown below.

Year ended 31 March 2023
Increase/(decrease)
€m
Revenue	85
Operating profit	(87)
Profit for the financial year	(123)
Non-current assets	814
Equity attributable to owners of the parent	777
Non-controlling interests	37

Foreign currencies

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

With the exception of the Group’s Turkish lira operations, which are subject to hyperinflation accounting (see above), transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.

Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange gain recognised in the consolidated income statement for the year ended 31 March 2023 is €111 million (31 March 2022: €309 million loss; 2021: €13 million loss). The net gains and net losses are recorded within operating profit (2023: €247 million credit; 2022: €24 million charge; 2021: €3 million credit), financing costs (2023: €135 million charge; 2022: €284 million charge; 2021 €23 million charge) and income tax expense (2023: €1 million charge; 2022: €1 million charge; 2021: €7 million credit). The foreign exchange gains and losses included within other income arise on the disposal of subsidiaries, interests in joint ventures, associates and investments from the recycling of foreign exchange gains and losses previously recognised in the consolidated statement of comprehensive income.

Current or non-current classification

Current or non-current classification

Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.

Liabilities are classified as current unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted

New accounting pronouncements adopted on or after 1 April 2022

The Group adopted the following new accounting policies on 1 April 2022 to comply with amendments to IFRS. The accounting pronouncements, none of which had a material impact on the Group’s financial reporting on adoption, are:

–	Annual Improvements to IFRS Standards 2018-2020;
–	Amendments to IAS 16 ‘Property, Plant and Equipment: Proceeds before Intended Use’;
–	Amendments to IAS 37 ‘Onerous Contracts - Cost of Fulfilling a Contract’; and
–	Amendments to IFRS 3 ‘Reference to the Conceptual Framework’.

New accounting pronouncements to be adopted on or after 1 April 2023

The following new standards and narrow-scope amendments have been issued by the IASB and are effective for annual reporting periods beginning on or after 1 January 2023:

–	IFRS 17 ‘Insurance Contracts’;
–	Amendments to IAS 1 ‘Disclosure of Accounting Policies’;
–	Amendment to IAS 8 ‘Definition of Accounting Estimates’; and
–	Amendment to IAS 12 ‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction’.

These amendments have been endorsed by the UK Endorsement Board. The Group’s financial reporting will be presented in accordance with the above new standards from 1 April 2023. The amendments to IAS 1, IAS 8 and IAS 12 are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated statement of cash flows. The impact of the adoption of IFRS 17 is addressed below.

IFRS 17 ‘Insurance Contracts’

IFRS 17 sets out revised principles for the recognition, measurement, presentation and disclosure of insurance contracts. The Group issues certain short and long-term insurance contracts including device insurance and the reinsurance of a third-party annuity policy issued to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The adoption of IFRS 17 will result in insurance and reinsurance liabilities being reclassified into a separate line item from Trade and other payables and Provisions. The total reclassifications as at 1 April 2023 and for comparative periods are estimated to range from €400 million to €650 million, the largest element relating to the reinsurance of the third-party annuity policy (see Note 15 ‘Trade and other payables’ and Note 25 ‘Post employment benefits’). Prior periods will be re-presented on adoption of IFRS 17; no material adjustments are expected to equity or to the Group’s Consolidated Income Statement on adoption.

The Group will issue further details on the impact of adopting IFRS 17 as part of the Interim Financial Statements for the six months ending 30 September 2023.

New accounting pronouncements to be adopted on or after 1 April 2024

The following amendments have been issued by the IASB and are effective for annual periods beginning on or after 1 January 2024; they have not yet been endorsed by the UK Endorsement Board.

–	Amendments to IAS 1 ‘Classification of Liabilities as Current or Non-Current’; Amendments to IAS 1 ‘Non-current Liabilities and Covenants’; and
–	Amendments to IFRS 16 ‘Lease Liability in a Sale and Leaseback’.

The Group is assessing the impact of these new standards and the Group’s financial reporting will be presented in accordance with these standards from 1 April 2024 as applicable.

Revenue

Revenue

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services do not meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations. Activities relating to connecting customers to the Group’s network for the future provision of services are not considered to meet the criteria to be recognised as obligations except to the extent that the control of related equipment passes to customers.

The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details. Revenue is recognised when the respective obligations in the contract are delivered to the customer and cash collection is considered probable. Revenue for the provision of services, such as mobile airtime and fixed line broadband, is recognised when the Group provides the related service during the agreed service period.

Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

Where refunds are issued to customers they are deducted from revenue in the relevant service period.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details.

Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front at the time of sale or over the term of the related service agreement.

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

2. Revenue disaggregation and segmental analysis (continued)

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised on the consolidated statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the consolidated statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Segmental analysis

Segmental analysis

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive. The Group has a single group of similar services and products, being the supply of communications services and related products.

Vantage Towers A.G. (‘Vantage Towers’) has been presented as a separate segment of the Group since 1 April 2021, following its IPO in March 2021; the segmental presentation for the year ended 31 March 2021 was not revised. Vantage Towers continued to be reported as a separate segment until the time of its disposal.

From 1 April 2023, the Group will revise its segments by moving Vodafone Egypt from the Other Markets segment to the Vodacom segment to reflect the effective date of changes made to the Group’s internal reporting structure, following the transfer of Vodafone Egypt to the Vodacom group in December 2022.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

2. Revenue disaggregation and segmental analysis (continued)

With the exception of Vodacom, which is a legal entity encompassing South Africa and certain other smaller African markets, and Vantage Towers, which comprises companies providing mobile tower infrastructure in a number of European markets, segment information is primarily provided on the basis of geographic areas, being the basis on which the Group manages its worldwide interests.

The operating segments for Germany, Italy, UK, Spain and Vodacom are individually material for the Group and are each reporting segments for which certain financial information is provided. In addition, the Vantage Towers operating segment was a separately listed part of the Group until its disposal into a joint venture on 22 March 2023 (see note 27 ‘Acquisitions and disposals’) and is presented as a reporting segment as it is considered to provide useful information to users of the financial statements. The aggregation of smaller operating segments into the Other Europe and Other Markets reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary(to the date of its disposal), Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, while the Other Markets segment (comprising Egypt, Ghana (to the date of its disposal) and Turkey) largely includes developing economies with less stable economic or regulatory environments. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

A reconciliation of adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit or loss before taxation for the financial year is shown below.

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Adjusted EBITDAaL	14,665	15,208	14,386
Restructuring costs	(587)	(346)	(356)
Interest on lease liabilities	436	398	374
Loss on disposal of owned assets	(36)	(28)	(30)
Depreciation and amortisation on owned assets	(9,649)	(9,858)	(10,187)
Share of results of equity accounted associates and joint ventures	433	389	374
Impairment loss[2]	(64)	–	–
Other income	9,098	50	568
Operating profit	14,296	5,813	5,129
Investment income	248	254	245
Finance costs	(1,728)	(1,964)	(1,027)
Profit before taxation	12,816	4,103	4,347

Impairment losses

Goodwill

Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. The determination of the Group’s cash-generating units is primarily based on the geographic area where the Group supplies communications services and products. If cash flows from assets within one jurisdiction are largely independent of the cash flows from other assets in that same jurisdiction and management monitors performance separately, multiple cash-generating units are identified within that geographic area.

If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Management prepares formal five year plans for the Group’s cash-generating units, which are the basis for the value in use calculations.

Property, plant and equipment, finite lived intangible assets and equity accounted investments

At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity- accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the income statement.

4. Impairment losses (continued)

Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss reversal is recognised immediately in the consolidated income statement.

Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements.

Taxation

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The Group’s liability for current tax is calculated using tax rates and laws that have been enacted or substantively enacted by the reporting period date.

The Group recognises provisions for uncertain tax positions when the Group has a present obligation as a result of a past event and management judge that it is probable that there will be a future outflow of economic benefits from the Group to settle the obligation. Uncertain tax positions are assessed and measured on an issue by issue basis within the jurisdictions that we operate either using management’s estimate of the most likely outcome where the issues are binary, or the expected value approach where the issues have a range of possible outcomes. The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised to the extent they arise from the initial recognition of non-tax deductible goodwill.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

6. Taxation (continued)

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognised in other comprehensive income or in equity.

Discontinued operations and assets held for sale

The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.

The Group classifies non-current assets and assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Similarly, equity accounting ceases for associates and joint ventures held for sale.

Where operations constitute a separately reportable segment (see note 2 ‘Revenue disaggregation and segmental analysis’) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Group consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Intangible assets

Identifiable intangible assets are recognised when the Group controls the asset, it is probable that future economic benefits attributed to the asset will flow to the Group and the cost of the asset can be reliably measured. Identifiable intangible assets are recognised at fair value when the Group completes a business combination. The determination of the fair values of the separately identified intangibles, is based, to a considerable extent, on management’s judgement.

Goodwill

Goodwill arising on the acquisition of an entity represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the entity recognised at the date of acquisition.

Goodwill is initially recognised as an asset at cost and is subsequently measured at cost less any accumulated impairment losses. Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is evidence that it may be impaired. Goodwill is denominated in the currency of the acquired entity and revalued to the closing exchange rate at each reporting period date.

Negative goodwill arising on an acquisition is recognised directly in the income statement.

On disposal of a subsidiary or a joint arrangement, the attributable amount of goodwill is included in the determination of the profit or loss recognised in the income statement on disposal.

Finite lived intangible assets

Intangible assets with finite lives are stated at acquisition or development cost, less accumulated amortisation. The amortisation period and method is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates.

Licence and spectrum fees

Amortisation periods for licence and spectrum fees are determined primarily by reference to the unexpired licence period, the conditions for licence renewal and whether licences are dependent on specific technologies. Amortisation is charged to the income statement on a straight-line basis over the estimated useful lives from the commencement of related network services.

Computer software

Computer software comprises software purchased from third parties as well as the cost of internally developed software. Computer software licences are capitalised on the basis of the costs incurred to acquire and bring into use the specific software. Costs that are directly associated with the production of identifiable and unique software products controlled by the Group, and are probable of producing future economic benefits, are recognised as intangible assets. Direct costs of software development include employee costs and directly attributable overheads.

Software integral to an item of hardware equipment is classified as property, plant and equipment.

Costs associated with maintaining software programs are recognised as an expense when they are incurred.

Amortisation is charged to the income statement on a straight-line basis over the estimated useful life from the date the software is available for use.

10. Intangible assets (continued)

Other intangible assets

Other intangible assets, including brands and customer bases, are recorded at fair value at the date of acquisition. Amortisation is charged to the income statement, over the estimated useful lives of intangible assets from the date they are available for use, on a straight-line basis. The amortisation basis adopted for each class of intangible asset reflects the Group’s consumption of the economic benefit from that asset.

Property, plant and equipment

Land and buildings held for use are stated in the statement of financial position at their cost, less any accumulated depreciation and any accumulated impairment losses.

Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.

Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation. Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

Freehold buildings	25 - 50 years
Leasehold premises	the term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Depreciation is not provided on freehold land.

Right-of-use assets arising from the Group’s lease arrangements are depreciated over their reasonably certain lease term, as determined under the Group’s leases policy (see note 20 ‘Leases’ and ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details).

11. Property, plant and equipment (continued)

The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the income statement.

Investments in associates and joint arrangements

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 ‘Discontinued operations and assets held for sale’), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

12. Investments in associates and joint arrangements (continued)

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.

Other investments

Other investments comprising debt and equity instruments are recognised and derecognised on a trade date where a purchase or sale of an investment is under a contract whose terms require delivery of the investment within the timeframe established by the market concerned, and are initially measured at fair value, including transaction costs.

Debt securities that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost using the effective interest method, less any impairment. Debt securities that do not meet the criteria for amortised cost are measured at fair value through profit and loss.

Equity securities are classified and measured at fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following derecognition of the investment.

Trade and other receivables

Trade receivables represent amounts owed by customers where the right to receive payment is conditional only on the passage of time. Trade receivables that are recovered in instalments from customers over an extended period are discounted at market rates and interest revenue is accreted over the expected repayment period. Other trade receivables do not carry any interest and are stated at their nominal value. When the Group establishes a practice of selling portfolios of receivables from time to time these portfolios are recorded at fair value through other comprehensive income; all other trade receivables are recorded at amortised cost.

The carrying value of all trade receivables, contract assets and finance lease receivables recorded at amortised cost is reduced by allowances for lifetime estimated credit losses. Estimated future credit losses are first recorded on the initial recognition of a receivable and are based on the ageing of the receivable balances, historical experience and forward looking considerations. Individual balances are written off when management deems them not to be collectible.

Trade and other payables	Trade payables are not interest-bearing and are stated at their nominal value.
Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current where settlement is expected more than 12 months from the reporting date.

Asset retirement obligations

In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of decommissioning of the assets to which they relate, and are long term in nature.

Legal and regulatory

The Group is involved in a number of legal and other disputes, including where the Group has received notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions considering the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

Restructuring

The Group undertakes periodic reviews of its operations and recognises provisions as required based on the outcomes of these reviews. The associated cash outflows for restructuring costs are primarily less than one year.

Other provisions

Other provisions comprise various items that do not fall within the Group’s other categories of provisions.

Called up share capital	Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.
Cash and cash equivalents

Cash and cash equivalents comprise cash and bank deposits, and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. Assets in money market funds, whose contractual cash flows do not represent solely payments of interest and principal, are measured at fair value with gains and losses arising from changes in fair value included in net profit or loss for the period. All other cash and cash equivalents are measured at amortised cost.

Leases

As a lessee

When the Group leases an asset, a ‘right-of-use asset’ is recognised for the leased item and a lease liability is recognised for any lease payments to be paid over the lease term at the lease commencement date. The right-of-use asset is initially measured at cost, being the present value of the lease payments paid or payable, plus any initial direct costs incurred in entering the lease and less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. The lease term is the non-cancellable period of the lease plus any periods for which the Group is ‘reasonably certain’ to exercise any extension options (see below). The useful life of the asset is determined in a manner consistent to that for owned property, plant and equipment (as described in note 11 ‘Property, plant and equipment’). If right-of-use assets are considered to be impaired, the carrying value is reduced accordingly.

Lease liabilities are initially measured at the value of the lease payments over the lease term that are not paid at the commencement date and are usually discounted using the incremental borrowing rates of the applicable Group entity (the rate implicit in the lease is used if it is readily determinable). Lease payments included in the lease liability include both fixed payments and in-substance fixed payments during the term of the lease.

After initial recognition, the lease liability is recorded at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate (e.g. an inflation related increase) or if the Group’s assessment of the lease term changes; any changes in the lease liability as a result of these changes also results in a corresponding change in the recorded right-of-use asset.

As a lessor

Where the Group is a lessor, it determines at inception whether the lease is a finance or an operating lease. When a lease transfers substantially all the risks and rewards of ownership of the underlying asset then the lease is a finance lease; otherwise the lease is an operating lease.

Where the Group is an intermediate lessor, the interests in the head lease and the sub-lease are accounted for separately and the lease classification of a sub-lease is determined by reference to the right-of-use asset arising from the head lease.

Income from operating leases is recognised on a straight-line basis over the lease term. Income from finance leases is recognised at lease commencement with interest income recognised over the lease term.

Lease income is recognised as revenue for transactions that are part of the Group’s ordinary activities (i.e. primarily leases of handsets or other equipment to customers, leases of wholesale access to the Group’s fibre and cable networks and leases of tower infrastructure assets). The Group uses IFRS 15 principles to allocate the consideration in contracts between any lease and non-lease components.

The Group’s leasing activities as a lessee

The Group leases buildings for its retail stores, offices and data centres, land on which to construct mobile base stations, space on mobile base stations to place active RAN equipment and network space (primarily rack space or duct space). In addition, the Group leases fibre and other fixed connectivity to provide internal connectivity for the Group’s operations and on a wholesale basis from other operators to provide fixed connectivity services to the Group’s customers.

The Group’s general approach to determining lease term by class of asset is described in note 1 ‘Basis of preparation’ under critical accounting judgements and key sources of estimation uncertainty.

20. Leases (continued)

Most of the Group’s leases include future price increases through fixed percentage increases, indexation to inflation measures on a periodic basis or rent review clauses. Other than fixed percentage increases the lease liability does not reflect the impact of these future increases unless the measurement date has passed. The Group’s leases contain no material variable payments clauses other than those related to the number of operators sharing space on third party mobile base stations.

Optional lease periods

Where practicable the Group seeks to include extension or break options in leases to provide operational flexibility, therefore many of the Group’s lease contracts contain optional periods. The Group’s policy on assessing and reassessing whether it is reasonably certain that the optional period will be included in the lease term is described in note 1 ‘Basis of preparation’ under ‘critical accounting judgements and key sources of estimation uncertainty’.

After initial recognition of a lease, the Group only reassesses the lease term when there is a significant event or a significant change in circumstances, which was not anticipated at the time of the previous assessment. Significant events or significant changes in circumstances could include merger and acquisition or similar activity, significant expenditure on the leased asset not anticipated in the previous assessment, or detailed management plans indicating a different conclusion on optional periods to the previous assessment. Where a significant event or significant change in circumstances does not occur, the lease term and therefore lease liability and right-of-use asset value, will decline over time.

The Group’s cash outflow for leases in the year ended 31 March 2023 was €4,479 million (2022: €4,338 million). Following changes to the Group’s structure during the year, it is expected that future annual cash outflows will increase by circa €300 million absent significant future changes in the volume of the Group’s activities or strategic changes to use more or fewer owned assets, subject to contractual price increases. The future cash outflows included within lease liabilities are shown in the maturity analysis below. The maturity analysis only includes the reasonably certain payments to be made; cash outflows in these future periods will likely exceed these amounts as payments will be made on optional periods not considered reasonably certain at present and on new leases entered into in future periods.

The Group’s leases for customer connectivity are normally either under regulated access or network sharing or similar preferential access arrangements and as a result the Group normally has significant flexibility over the term it can lease such connections for; generally the notice period required to cancel the lease is less than the notice period included in the service contract with the end customer. As a result, the Group does not have any significant cash exposure to optional periods on customer connectivity as the Group can cancel the lease when the service agreement ends. In some circumstances the Group is committed to minimum spend amounts for connectivity leases, which are included within reported lease liabilities.

Sale and leaseback

In March 2023, the Group disposed of its interest in Vantage Towers A.G. (‘Vantage Towers’) into a new joint venture, Oak Holdings 1 GmbH (‘Oak’); Vodafone retains an interest of 64.2% in Oak, which owns 89.3% of Vantage Towers (see note 27 ‘Acquisitions and disposals’ for additional details). The Group has agreements with Vantage Towers to lease back spaces on its towers (see note 30 ‘Related party transactions’). The Group de-recognised assets related to the mobile base stations with a net book value of €4,793 million. A total net gain on disposal of €9,287 million was realised as a result of the disposal of Vantage Towers; €680 million of this gain, reflecting the gain on the proportion of sold towers that has been retained through the leaseback, has been recorded as a reduction in the value of the right-of-use asset recognised for the leaseback of tower space and will be realised as a reduction in depreciation over the term of the leaseback until November 2028. Other sale and leaseback transactions entered into by the Group were not material, individually or in aggregate.

Borrowings

Interest-bearing loans and overdrafts are initially measured at fair value (which is equal to cost at inception), and are subsequently measured at amortised cost, using the effective interest rate method. Where they are identified as a hedged item in a designated fair value hedge relationship, fair value adjustments are recognised in accordance with our policy (see note 22 ‘Capital and financial risk management’). Any difference between the proceeds net of transaction costs and the amount due on settlement or redemption of borrowings is recognised over the term of the borrowing. Where bonds issued with certain conversion rights are identified as compound instruments they are initially measured at fair value with the nominal amounts recognised as a component in equity and the fair value of future coupons included in borrowings. These are subsequently measured at amortised cost using the effective interest rate method.

Capital and financial risk management

Financial instruments

Financial assets and financial liabilities, in respect of financial instruments, are recognised on the Group’s consolidated statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial liabilities and equity instruments

Financial liabilities and equity instruments issued by the Group are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument. An equity instrument is any contract that provides a residual interest in the assets of the Group after deducting all of its liabilities and includes no obligation to deliver cash or other financial assets. The accounting policies adopted for specific financial liabilities and equity instruments are set out below.

Financial liabilities under put option arrangements

The Group has an obligation to pay a fixed rate of return to minority equity shareholders in the Group’s subsidiary Kabel Deutschland AG, under the terms of a court-imposed domination and profit and loss transfer agreement. This agreement also provides the minority shareholders the option to put their shareholding to Vodafone at a fixed price per share. The obligation to purchase the shares has been recognised as a financial liability and no non-controlling interests are recognised in respect of minority shareholders. Interest costs are accrued at the agreed rate of return and recognised in financing costs.

Derivative financial instruments and hedge accounting

The Group’s activities expose it to the financial risks of changes in foreign exchange rates and interest rates which it manages using derivative financial instruments. The use of financial derivatives is governed by the Group’s policies approved by the Board of Directors, which provide written principles on the use of financial derivatives consistent with the Group’s risk management strategy. The Group does not use derivative financial instruments for speculative purposes.

The Group designates certain derivatives as:

–	hedges of the change in fair value of recognised assets and liabilities (‘fair value hedges’);
–	hedges of highly probable forecast transactions or hedges of foreign currency or interest rate risks of firm commitments (‘cash flow hedges’); or
–	hedges of net investments in foreign operations.

Derivative financial instruments are initially measured at fair value on the contract date and are subsequently re-measured to fair value at each reporting date. Changes in values of all derivatives of a financing nature are included within investment income and financing costs in the income statement unless designated in an effective cash flow hedge relationship or a hedge of a net investment in foreign operations when the effective portion of changes in value are deferred to other comprehensive income. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. For fair value hedges, the carrying value of the hedged item is also adjusted for changes in fair value for the hedged risk, with gains and losses recognised in the income statement.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting. When hedge accounting is discontinued, any gain or loss recognised in other comprehensive income at that time remains in equity and is recognised in the income statement when the hedged transaction is ultimately recognised in the income statement.

For cash flow hedges, when the hedged item is recognised in the income statement, amounts previously recognised in other comprehensive income and accumulated in equity for the hedging instrument are reclassified to the income statement. However, when the hedged transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognised in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability. If a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in the income statement.

For net investment hedges, gains and losses accumulated in other comprehensive income are included in the income statement when the foreign operation is disposed of.

Post employment benefits

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or a liability on the consolidated statement of financial position. Defined benefit plan liabilities are assessed using the projected unit funding method and applying the principal actuarial assumptions at the reporting period date. Assets are valued at market value.

Actuarial gains and losses are taken to the consolidated statement of comprehensive income for defined benefit plans or consolidated income statement for cash leaver plans as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

Other movements in the net surplus or deficit are recognised in the consolidated income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the consolidated income statement. The amount charged to the consolidated income statement in respect of these plans is included within operating costs or in the Group’s share of the results of equity accounted operations, as appropriate.

The Group’s contributions to defined contribution pension plans are charged to the consolidated income statement as they fall due.

Share-based payments

The Group issues equity-settled share-based awards to certain employees. Equity-settled share-based awards are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based award is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions. A corresponding increase in additional paid-in capital is also recognised.

Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.

The fair value of awards of non-vested shares is a calculation of the closing price of the Company’s shares on the day prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.

The maximum aggregate number of ordinary shares which may be issued in respect of share options or share plans will not (without shareholder approval) exceed:

– 10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

– 5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee basis.

Business combinations

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

Commitments

A commitment is a contractual obligation to make a payment in the future, mainly in relation to agreements to buy assets such as mobile devices, network infrastructure and IT systems and leases that have not commenced. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier.

Contingent liabilities and legal proceedings	Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.
Subsidiaries

Subsidiaries

A subsidiary is an entity directly or indirectly controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling shareholder’s share of changes in equity since the date of the combination. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.